Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
6.	Intangible assets, net
Intangible assets, net consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Gross carrying amount
Brand name	41,276,297	38,606,076
Agency contract rights(1)	193,898,260	194,320,755
License for Online Transmission of Audio/Video Programs(2)	7,988,748	7,988,748
Platform	10,116,739	9,462,274
Software	8,613,202	9,359,079
Others	15,081,941	30,119,677

Total of gross carrying amount	276,975,187	289,856,609
Less: accumulated amortization
Brand name	(4,717,435)	(8,525,509)
Agency contract rights	(63,433,706)	(110,970,198)
Platform	(2,867,765)	(4,338,452)
Software	(2,745,522)	(3,335,165)
Others	(5,153,918)	(21,015,404)

Total of accumulated amortization	(78,918,346)	(148,184,728)

Intangible assets, net	198,056,841	141,671,881

(1)
The agency contract rights, which represent the upfront payment of cooperation cost to top streamers, acquired during the years ended December 31, 2019 and 2020 are
RMB111,879,121 and RMB28,301,887
,
respectively, with weighted average amortization period
of 4.5 years and

2 years.

(2)
In February 2016, Wuhan Douyu obtained effective control of Wuhan Ouyue, a PRC legal entity from Mr. Shaojie Chen, the Group’s CEO through a series of contractual arrangements. Wuhan Ouyue has no business and holds one asset, License for Online Transmission of Audio/Video Programs. The transaction was deemed as an asset acquisition under ASC 805 and the License for Online Transmission of Audio/Video Programs was recognized based on the consideration paid, which approximate the market value of the asset acquired. The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2021 which remains valid until March 2024, and intends to renew the license indefinitely.

Amortization expenses were RMB18,548,448, RMB57,306,920 and RMB89,790,156 for the years ended December 31, 2018, 2019 and 2020 respectively. The Group expects to record amortization expenses in the future 5 years as below:

Future amortization expenses
RMB

2021	60,907,151
2022	25,117,402
2023	21,435,725
2024	9,781,667
2025	4,796,470
The weighted average amortization periods of intangible assets as of December 31, 2019 and 2020 are as below:

As of December 31,
	2019	2020

Brand name	10 years	10 years
Agency contract rights	3.9 years	3.5 years
Platform	5 years	5 years
Software	3.1 years	3.2 years
Others	3.3 years	2.2 years